FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		Bank loans
Creditor	Total consolidated	Total consolidated
Up to 90 days	$ 3,204,384	$ 2,287,910
More than 90 days to one year	1,878,017	1,635,412
More than one to three years	4,453,109	3,517,382
More than three to five years	2,239,119	2,918,927
More than five years	2,632,373	3,797,690
Total	14,407,002	14,157,321
Nominal Value	$ 12,876,233	$ 12,054,695
SCOTIABANK [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.018.000-1
Creditor	SCOTIABANK
Creditor country	Chile
Currency	US$
Up to 90 days	$ 76,929
Total	76,929
Nominal Value	$ 74,000
Amortization	At Expiration
Effective rate %	3.08%
Nominal rate %	3.08%
BANCO ESTADO [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.030.000-7
Creditor	BANCO ESTADO
Creditor country	Chile
Currency	US$
Up to 90 days	$ 41,543
Total	41,543
Nominal Value	$ 40,000
Amortization	At Expiration
Effective rate %	3.49%
Nominal rate %	3.49%
BANCO ESTADO [Member] | Obligations with the public [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.030.000-7	97.030.000-7
Creditor	BANCO ESTADO	BANCO ESTADO
Creditor country	Chile	Chile
Currency	UF	UF
Up to 90 days	$ 23,210
More than 90 days to one year	26,857	$ 24,702
More than one to three years	217,555	208,681
More than three to five years	35,041	32,228
More than five years	429,101	410,774
Total	731,764	676,385
Nominal Value	$ 560,113	$ 518,032
Amortization	At Expiration	At Expiration
Effective rate %	4.81%	4.81%
Nominal rate %	4.81%	4.81%
ITAU [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	76.645.030-K
Creditor	ITAU
Creditor country	Chile
Currency	US$
Up to 90 days	$ 20,685
Total	20,685
Nominal Value	$ 20,000
Amortization	At Expiration
Effective rate %	4.20%
Nominal rate %	4.20%
HSBC [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.951.000-4	76.100.458-1
Creditor	HSBC	HSBC
Creditor country	Chile	Chile
Currency	US$	US$
Up to 90 days	$ 12,545	$ 12,098
Total	12,545	12,098
Nominal Value	$ 12,000	$ 12,000
Amortization	At Expiration	At Expiration
Effective rate %	4.15%	3.25%
Nominal rate %	4.15%	3.25%
CORP BANCA [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.023.000-9	97.023.000-9
Creditor	CORP BANCA	CORP BANCA
Creditor country	Chile	Chile
Currency	UF	UF
Up to 90 days	$ 11,631	$ 5,336
More than 90 days to one year		10,544
Total	11,631	15,880
Nominal Value	$ 11,255	$ 15,615
Amortization	Quarterly	Quarterly
Effective rate %	3.35%	3.35%
Nominal rate %	3.35%	3.35%
SANTANDERMember | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	SANTANDER
Creditor country	Spain
Currency	US$
Up to 90 days	$ 3,323
More than 90 days to one year	2,678
More than one to three years	139,459
Total	145,460
Nominal Value	$ 139,459
Amortization	Quarterly
Effective rate %	2.80%
Nominal rate %	2.80%
BTG [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	76.362.099-9
Creditor	BTG
Creditor country	Chile
Currency	UF
Up to 90 days	$ 2,104
More than 90 days to one year	68,920
Total	71,024
Nominal Value	$ 67,868
Amortization	At Expiration
Effective rate %	3.10%
Nominal rate %	3.10%
BANK OF NEWYORK [Member] | Obligations with the public [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	BANK OF NEW YORK	BANK OF NEW YORK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 80,063	$ 28,000
More than 90 days to one year	76,125	76,125
More than one to three years	208,250	208,250
More than three to five years	836,063	884,188
More than five years	828,000	884,000
Total	2,028,501	2,080,563
Nominal Value	$ 1,500,000	$ 1,500,000
Amortization	At Expiration	At Expiration
Effective rate %	7.16%	7.16%
Nominal rate %	6.94%	6.94%
BNP PARIBAS [Member] | Guarantee Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	BNP PARIBAS	BNP PARIBAS
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 50,500	$ 11,657
More than 90 days to one year	40,889	50,428
More than one to three years	104,166	124,106
More than three to five years	107,342	124,167
More than five years	219,666	302,092
Total	522,563	612,450
Nominal Value	$ 474,273	$ 513,941
Amortization	Quarterly / Semiannual	Quarterly / Semiannual
Effective rate %	2.95%	3.81%
Nominal rate %	2.95%	3.81%
BNP PARIBAS [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		BNP PARIBAS
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 9,353
More than 90 days to one year		25,211
More than one to three years		28,663
More than three to five years		22,502
More than five years		10,354
Total		96,083
Nominal Value		$ 87,729
Amortization		Quarterly
Effective rate %		3.85%
Nominal rate %		3.72%
NATIXIS [Member] | Guarantee Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Up to 90 days	$ 47,918
More than 90 days to one year	37,509
More than one to three years	84,048
More than three to five years	84,487
More than five years	35,712
Total	289,674
Nominal Value	$ 271,129
Amortization	Quarterly
Effective rate %	3.11%
Nominal rate %	3.11%
INVESTEC [Member] | Guarantee Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	INVESTEC	INVESTEC
Creditor country	England	England
Currency	US$	US$
Up to 90 days	$ 11,502	$ 1,980
More than 90 days to one year	9,425	11,164
More than one to three years	21,042	26,153
More than three to five years		11,071
Total	41,969	50,368
Nominal Value	$ 37,870	$ 44,087
Amortization	Semiannual	Semiannual
Effective rate %	6.21%	6.35%
Nominal rate %	6.21%	6.35%
MUFG [Member] | Guarantee Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	MUFG	MUFG
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 37,114	$ 5,552
More than 90 days to one year	28,497	27,068
More than one to three years	77,881	73,726
More than three to five years	80,678	73,914
More than five years	194,901	209,621
Total	419,071	389,881
Nominal Value	$ 382,413	$ 322,660
Amortization	Quarterly	Quarterly
Effective rate %	2.88%	3.43%
Nominal rate %	2.88%	3.43%
MUFG [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		MUFG
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 26,607
More than 90 days to one year		78,955
More than one to three years		198,783
More than three to five years		46,131
Total		350,476
Nominal Value		$ 328,023
Amortization		Quarterly
Effective rate %		3.54%
Nominal rate %		3.54%
SMBC [Member] | Guarantee Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	SMBC
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 131,345
Total	131,345
Nominal Value	$ 130,000
Amortization	At Expiration
Effective rate %	1.73%
Nominal rate %	1.73%
CREDIT AGRICOLE [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Up to 90 days	$ 1,347
More than 90 days to one year	275,773
Total	277,120
Nominal Value	$ 273,199
Amortization	At Expiration
Effective rate %	1.92%
Nominal rate %	1.92%
CREDIT AGRICOLE [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Up to 90 days	$ 13,889
More than 90 days to one year	2,057
More than one to three years	2,062
Total	18,008
Nominal Value	$ 17,961
Amortization	Quarterly
Effective rate %	1.99%
Nominal rate %	1.54%
MUFG 1 [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 87,611
More than 90 days to one year	74,852
More than one to three years	119,460
More than three to five years	19,950
Total	301,873
Nominal Value	$ 291,519
Amortization	Quarterly
Effective rate %	2.67%
Nominal rate %	2.67%
CITIBANKMember | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 3,405
More than 90 days to one year	10,404
More than one to three years	603,443
Total	617,252
Nominal Value	$ 600,000
Amortization	At Expiration
Effective rate %	2.27%
Nominal rate %	2.27%
Bank of Utah [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	BANK OF UTAH
Creditor country	U.S.A.
Currency	US$
More than one to three years	$ 952,990
Total	952,990
Nominal Value	$ 793,003
Amortization	At Expiration
Effective rate %	22.19%
Nominal rate %	13.19%
ING [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	ING
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 5,965
Total	5,965
Nominal Value	$ 5,965
Amortization	Quarterly
Effective rate %	5.71%
Nominal rate %	5.01%
CITIBANK [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 79,117
More than 90 days to one year	61,983
More than one to three years	118,372
More than three to five years	46,115
More than five years	19,118
Total	324,705
Nominal Value	$ 312,792
Amortization	Quarterly
Effective rate %	2.58%
Nominal rate %	1.77%
PEFCO [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	PEFCO	PEFCO
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 1,926	$ 1,950
More than 90 days to one year		1,950
Total	1,926	3,900
Nominal Value	$ 1,926	$ 3,827
Amortization	Quarterly	Quarterly
Effective rate %	5.65%	5.65%
Nominal rate %	5.03%	5.03%
BNP PARIBAS [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 14,851
More than 90 days to one year	2,343
More than one to three years	793
Total	17,987
Nominal Value	$ 17,951
Amortization	Quarterly
Effective rate %	1.81%
Nominal rate %	1.41%
WELLS FARGO [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	WELLS FARGO	WELLS FARGO
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 114,952	$ 35,251
More than 90 days to one year	104,946	105,691
More than one to three years	237,945	261,181
More than three to five years	99,232	203,232
More than five years		14,382
Total	557,075	619,737
Nominal Value	$ 541,406	$ 591,684
Amortization	Quarterly	Quarterly
Effective rate %	2.43%	2.67%
Nominal rate %	1.74%	1.98%
SANTANDER [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		SANTANDER
Creditor country		Spain
Currency		US$
Up to 90 days		$ 1,514
More than 90 days to one year		4,809
More than one to three years		141,719
Total		148,042
Nominal Value		$ 137,860
Amortization		Quarterly
Effective rate %		3.62%
Nominal rate %		4.61%
SANTANDER [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.036.000-K
Creditor	SANTANDER
Creditor country	Chile
Currency	US$
Up to 90 days	$ 21,551
More than 90 days to one year	17,851
More than one to three years	26,308
Total	65,710
Nominal Value	$ 65,247
Amortization	Quarterly
Effective rate %	1.30%
Nominal rate %	0.76%
RRPF ENGINE LEASING [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	RRPF ENGINE LEASING
Creditor country	England
Currency	US$
Up to 90 days	$ 4,093
More than 90 days to one year	3,382
More than one to three years	8,826
More than three to five years	4,870
Total	21,171
Nominal Value	$ 18,489
Amortization	Monthly
Effective rate %	4.01%
Nominal rate %	4.01%
APPLE BANK [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	APPLE BANK	APPLE BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 4,589	$ 1,661
More than 90 days to one year	4,763	4,977
More than one to three years	12,977	13,259
More than three to five years	755	7,380
Total	23,084	27,277
Nominal Value	$ 22,730	$ 25,708
Amortization	Quarterly	Quarterly
Effective rate %	1.61%	3.33%
Nominal rate %	1.01%	2.73%
BTMU [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	BTMU	BTMU
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 11,620	$ 3,367
More than 90 days to one year	9,647	10,081
More than one to three years	26,261	26,827
More than three to five years	770	14,153
Total	48,298	54,428
Nominal Value	$ 47,609	$ 51,340
Amortization	Quarterly	Quarterly
Effective rate %	1.63%	3.33%
Nominal rate %	1.03%	2.73%
US BANK [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	US BANK	US BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 60,527	$ 18,328
More than 90 days to one year	54,611	54,864
More than one to three years	144,670	145,364
More than three to five years	86,076	140,555
More than five years		17,681
Total	345,884	376,792
Nominal Value	$ 327,419	$ 349,127
Amortization	Quarterly	Quarterly
Effective rate %	4.00%	4.01%
Nominal rate %	2.82%	2.82%
PK AirFinance [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	PK AIRFINANCE	PK AIRFINANCE
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 4,624	$ 2,652
More than 90 days to one year	12,202	8,136
More than one to three years	3,153	18,194
Total	19,979	28,982
Nominal Value	$ 19,522	$ 28,087
Amortization	Monthly	Monthly
Effective rate %	1.98%	3.45%
Nominal rate %	1.98%	3.45%
NCM [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	NCM	NCM
Creditor country	Netherlands	Netherlands
Currency	US$	US$
Up to 90 days	$ 452	$ 173
More than 90 days to one year	497	499
More than one to three years	61	722
Total	1,010	1,394
Nominal Value	$ 943	$ 1,289
Amortization	Monthly	Monthly
Effective rate %	6.01%	6.01%
Nominal rate %	6.01%	6.01%
BANCO BRADESCO [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	BANCO BRADESCO
Creditor country	Brazil
Currency	BRL
Up to 90 days	$ 91,672
Total	91,672
Nominal Value	$ 80,175
Amortization	Monthly
Effective rate %	4.34%
Nominal rate %	4.33%
BANCO DO BRASIL [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		97.003.000-K
Creditor		BANCO DO BRASIL
Creditor country		Chile
Currency		US$
Up to 90 days		$ 151,489
More than 90 days to one year		50,758
Total		202,247
Nominal Value		$ 200,000
Amortization		At Expiration
Effective rate %		2.93%
Nominal rate %		2.93%
BANCO DO BRASIL [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	BANCO DO BRASIL
Creditor country	Brazil
Currency	BRL
Up to 90 days	$ 208,987
Total	208,987
Nominal Value	$ 199,557
Amortization	Monthly
Effective rate %	3.95%
Nominal rate %	3.95%
NATIXISMember | Guarantee Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		NATIXIS
Creditor country		France
Currency		US$
Up to 90 days		$ 13,365
More than 90 days to one year		40,159
More than one to three years		99,556
More than three to five years		86,984
More than five years		79,724
Total		319,788
Nominal Value		$ 282,906
Amortization		Quarterly
Effective rate %		3.82%
Nominal rate %		3.82%
NATIXISMember | Financial Leases [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Up to 90 days	$ 31,482
More than 90 days to one year	9,276
More than one to three years	42,383
Total	83,141
Nominal Value	$ 81,260
Amortization	Quarterly / Semiannual
Effective rate %	4.09%
Nominal rate %	4.09%
WAC AP OU LEASING S.A. [Member] | Financial Leases [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E
Creditor	WAC AP OU LEASING S.A.
Creditor country	Luxembourg
Currency	US$
Up to 90 days	$ 2,460
More than 90 days to one year	2,442
More than one to three years	25
Total	4,927
Nominal Value	$ 4,759
Amortization	Quarterly
Effective rate %	2.00%
Nominal rate %	2.00%
SOCIÉTÉ GÉNÉRALE MILAN BRANCH [Member] | Financial Leases [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	SOCIT GNRALE MILAN BRANCH	SOCIT GNRALE MILAN BRANCH
Creditor country	Italy	Italy
Currency	US$	US$
Up to 90 days	$ 134,919	$ 11,286
More than 90 days to one year		151,047
Total	134,919	162,333
Nominal Value	$ 144,120	$ 169,931
Amortization	Quarterly	Quarterly
Effective rate %	3.07%	5.39%
Nominal rate %	3.01%	5.39%
GA Telesis LLC [Member] | Financial Leases [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	0-E	0-E
Creditor	GA TELESIS LLC	GA Teles is LLC
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 758	$ 677
More than 90 days to one year	1,753	1,753
More than one to three years	4,675	4,675
More than three to five years	4,675	4,675
More than five years	7,969	10,480
Total	19,830	22,260
Nominal Value	$ 12,261	$ 13,495
Amortization	Monthly	Monthly
Effective rate %	14.72%	14.72%
Nominal rate %	14.72%	14.72%
AIRCRAFT [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	AIRCRAFT
Creditor country	OTHERS
Currency	US$
Up to 90 days	$ 226,510
More than 90 days to one year	679,529
More than one to three years	877,438
More than three to five years	812,821
More than five years	889,072
Total	3,485,370
Nominal Value	$ 3,026,573
Other Assets [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	OTHER ASSETS	OTHER ASSETS
Creditor country	OTHERS	OTHERS
Currency	US$	US$
Up to 90 days	$ 3,403	$ 3,017
More than 90 days to one year	9,953	8,649
More than one to three years	6,706	21,381
More than three to five years	18,271	19,815
More than five years	6,349	16,314
Total	44,682	69,176
Nominal Value	$ 46,520	$ 53,931
Other Assets UF [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	UF	UF
Up to 90 days	$ 2,103	$ 2,713
More than 90 days to one year	5,836	4,736
More than one to three years	1,072	5,789
More than three to five years	1,973	1,373
More than five years	2,485	2,956
Total	13,469	17,567
Nominal Value	$ 11,401	$ 17,145
Other Assets COP [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	COP	COP
Up to 90 days	$ 22	$ 71
More than 90 days to one year	7	161
More than one to three years	14	37
More than three to five years		2
Total	43	271
Nominal Value	$ 48	$ 259
Other Assets EUR [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	EUR	EUR
Up to 90 days	$ 156	$ 163
More than 90 days to one year	443	387
More than one to three years	188	592
More than three to five years		122
Total	787	1,264
Nominal Value	$ 772	$ 1,175
Other Assets PEN [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	PEN	PEN
Up to 90 days	$ 29	$ 95
More than 90 days to one year	15	129
More than one to three years	49	83
More than three to five years		16
Total	93	323
Nominal Value	$ 137	$ 306
Other Assets BRL [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	BRL
Up to 90 days	$ 1,002
More than 90 days to one year	3,891
More than one to three years	14,414
Total	19,307
Nominal Value	$ 35,555
Other Assets BRL [Member] | Trade and other accounts payables [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	BRL	BRL
Up to 90 days	$ 359,350	$ 486,082
More than 90 days to one year	5,859	320
Total	365,209	486,402
Nominal Value	$ 365,209	$ 486,402
OTHERS [Member] | Trade and other accounts payables [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	OTHERS	OTHERS
Creditor country	OTHERS	OTHERS
Currency	US$	US$
Up to 90 days	$ 330,172	$ 371,527
More than 90 days to one year	47,781	13,993
Total	377,953	385,520
Nominal Value	$ 377,953	$ 385,520
OTHERS [Member] | Hedge Derivatives [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		OTHERS
Currency		US$
More than 90 days to one year		$ 11,582
More than one to three years		18,641
More than three to five years		13,530
Total		43,753
Nominal Value		$ 16,972
Other Assets CLP [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		CLP
Up to 90 days		$ 160
More than 90 days to one year		478
More than one to three years		531
Total		1,169
Nominal Value		$ 1,195
Other Assets CLP [Member] | Trade and other accounts payables [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	CLP	CLP
Up to 90 days	$ 230,997	$ 220,383
More than 90 days to one year	119,337	905
Total	350,334	221,288
Nominal Value	$ 350,334	$ 221,288
Other currency [Member] | Trade and other accounts payables [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	Other currency
Up to 90 days	$ 598,619
More than 90 days to one year	65,684
Total	664,303
Nominal Value	$ 664,303
Delta Airlines [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	Foreign
Creditor	Delta Airlines
Creditor country	U.S.A
Currency	US$
Up to 90 days	$ 805
Total	805
Nominal Value	$ 805
Patagonia Seafarms INC [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	Foreign	Foreign
Creditor	Patagonia Seafarms INC	Patagonia Seafarms INC
Creditor country	U.S.A	U.S.A.
Currency	CLP	CLP
Up to 90 days	$ 7	$ 3
Total	7	3
Nominal Value	$ 7	$ 3
Inversiones Costa Verde Ltda. y CPA. [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	97.810.370-9
Creditor	Inversiones Costa Verde Ltda. y CPA.
Creditor country	Chile
Currency	CLP
More than one to three years	$ 105,713
Total	105,713
Nominal Value	$ 105,713
QA Investments Ltd [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	Foreign
Creditor	QA Investments Ltd
Creditor country	Jersey Channel Islands
Currency	US$
More than one to three years	$ 132,141
Total	132,141
Nominal Value	$ 132,141
QA Investments 2 Ltd [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	Foreign
Creditor	QA Investments 2 Ltd
Creditor country	Jersey Channel Islands
Currency	US$
More than one to three years	$ 132,141
Total	132,141
Nominal Value	$ 132,141
Lozuy S.A. [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No	Foreign
Creditor	Lozuy S.A.
Creditor country	Uruguay
Currency	US$
More than one to three years	$ 26,428
Total	26,428
Nominal Value	$ 26,428
BBVA [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		97.032.000-8
Creditor		BBVA
Creditor country		Chile
Currency		US$
Up to 90 days		$ 24,387
More than 90 days to one year		76,256
Total		100,643
Nominal Value		$ 99,000
Amortization		At Expiration
Effective rate %		3.29%
Nominal rate %		3.29%
BLADEX [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		76.100.458-1
Creditor		BLADEX
Creditor country		Chile
Currency		US$
More than 90 days to one year		$ 29,277
Total		29,277
Nominal Value		$ 29,000
Amortization		At Expiration
Effective rate %		2.82%
Nominal rate %		2.82%
BTG PACTUAL CHILE [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		76.362.099-9
Creditor		BTG PACTUAL CHILE
Creditor country		Chile
Currency		UF
Up to 90 days		$ 484
More than 90 days to one year		1,451
More than one to three years		63,872
Total		65,807
Nominal Value		$ 62,769
Amortization		At Expiration
Effective rate %		3.10%
Nominal rate %		3.10%
WILMINGTON TRUST COMPANY [Member] | Guarantee Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		WILMINGTON TRUST COMPANY
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 31,733
More than 90 days to one year		94,096
More than one to three years		244,836
More than three to five years		237,815
More than five years		438,659
Total		1,047,139
Nominal Value		$ 866,223
Amortization		Quarterly
Effective rate %		4.45%
Nominal rate %		4.45%
CITIBANK [Member] | Guarantee Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		CITIBANK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 5,765
More than 90 days to one year		17,296
More than one to three years		46,120
More than three to five years		46,117
More than five years		42,175
Total		157,473
Nominal Value		$ 143,475
Amortization		Quarterly
Effective rate %		3.76%
Nominal rate %		2.68%
CITIBANK [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		CITIBANK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 19,412
More than 90 days to one year		56,148
More than one to three years		117,881
More than three to five years		16,653
Total		210,094
Nominal Value		$ 200,907
Amortization		Quarterly
Effective rate %		3.39%
Nominal rate %		2.80%
CITIBANK [Member] | Other Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		CITIBANK (*)
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 26,111
More than 90 days to one year		78,742
Total		104,853
Nominal Value		$ 101,026
Amortization		Quarterly
Effective rate %		6.00%
Nominal rate %		6.00%
Credit Agricole [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		CREDIT AGRICOLE
Creditor country		France
Currency		US$
Up to 90 days		$ 2,326
More than 90 days to one year		6,740
More than one to three years		260,259
Total		269,325
Nominal Value		$ 253,692
Amortization		At Expiration
Effective rate %		3.74%
Nominal rate %		3.74%
ING [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		ING
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 4,025
More than 90 days to one year		8,108
Total		12,133
Nominal Value		$ 11,806
Amortization		Quarterly
Effective rate %		5.71%
Nominal rate %		5.01%
CREDIT AGRICOLE [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		CREDIT AGRICOLE
Creditor country		France
Currency		US$
Up to 90 days		$ 4,994
More than 90 days to one year		15,026
More than one to three years		6,671
Total		26,691
Nominal Value		$ 26,091
Amortization		Quarterly
Effective rate %		3.15%
Nominal rate %		2.52%
SANTANDER [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		97.036.000-K
Creditor		SANTANDER
Creditor country		Chile
Currency		US$
Up to 90 days		$ 6,145
More than 90 days to one year		18,394
More than one to three years		47,911
More than three to five years		3,158
Total		75,608
Nominal Value		$ 72,551
Amortization		Quarterly
Effective rate %		3.00%
Nominal rate %		2.46%
RRPF ENGINE [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		RRPF ENGINE
Creditor country		England
Currency		US$
Up to 90 days		$ 1,152
More than 90 days to one year		3,432
More than one to three years		8,967
More than three to five years		8,679
More than five years		568
Total		22,798
Nominal Value		$ 19,643
Amortization		Monthly
Effective rate %		4.01%
Nominal rate %		4.01%
NATIXIS [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		NATIXIS
Creditor country		France
Currency		US$
Up to 90 days		$ 759
More than 90 days to one year		2,299
More than one to three years		2,330
Total		5,388
Nominal Value		$ 5,154
Amortization		Quarterly
Effective rate %		4.41%
Nominal rate %		4.41%
KfWIP EX-Bank [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		KFW IP EX-BANK
Creditor country		Germany
Currency		US$
Up to 90 days		$ 1,804
More than 90 days to one year		3,607
Total		5,411
Nominal Value		$ 5,328
Amortization		Quarterly
Effective rate %		3.55%
Nominal rate %		3.55%
AIRBUS FINANCIAL [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		AIRBUS FINANCIAL
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 2,038
More than 90 days to one year		5,746
Total		7,784
Nominal Value		$ 7,664
Amortization		Monthly
Effective rate %		3.31%
Nominal rate %		3.31%
Wacapou Leasing S.A [Member] | Financial Leases [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		0-E
Creditor		WACAP OULEASING S.A.
Creditor country		Luxembourg
Currency		US$
Up to 90 days		$ 835
More than 90 days to one year		2,450
More than one to three years		3,277
Total		6,562
Nominal Value		$ 6,280
Amortization		Quarterly
Effective rate %		4.32%
Nominal rate %		4.32%
AIRCRAFTS [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		AIRCRAFT
Creditor country		OTHERS
Currency		US$
Up to 90 days		$ 146,036
More than 90 days to one year		417,929
More than one to three years		1,002,564
More than three to five years		877,353
More than five years		1,357,910
Total		3,801,792
Nominal Value		$ 3,042,231
Other Assets BGP [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		GBP
Up to 90 days		$ 16
More than 90 days to one year		10
Total		26
Nominal Value		$ 24
Other Assets MXN [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		MXN
Up to 90 days		$ 37
More than 90 days to one year		93
More than one to three years		245
More than three to five years		10
Total		385
Nominal Value		$ 359
Other Currencies | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		Other currencies
Up to 90 days		$ 2,770
More than 90 days to one year		8,370
More than one to three years		8,508
More than three to five years		43,104
Total		62,752
Nominal Value		$ 55,532
Other Currencies | Trade and other accounts payables [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		Other currencies
Up to 90 days		$ 576,378
More than 90 days to one year		1,716
Total		578,094
Nominal Value		$ 578,094
Bethia S.A. y Filiales [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No		78.591.370-1
Creditor		Bethia S.A. y Filiales
Creditor country		Chile
Currency		CLP
Up to 90 days		$ 53
Total		53
Nominal Value		$ 53
Liquidity risk [member] | LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	TOTAL	Total
Up to 90 days	$ 980,479	$ 461,295
More than 90 days to one year	925,714	1,013,822
More than one to three years	3,109,661	2,391,950
More than three to five years	1,401,379	1,972,457
More than five years	1,726,498	2,410,030
Total	8,143,731	8,249,554
Nominal Value	$ 7,077,118	$ 6,933,927
Liquidity risk [member] | LATTAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	TOTAL
Up to 90 days	$ 470,730
More than 90 days to one year	13,968
More than one to three years	47,144
More than three to five years	4,675
More than five years	7,969
Total	544,486
Nominal Value	$ 523,075
Liquidity risk [member] | Financial Leases [Member] | LATTAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		Total
Up to 90 days		$ 17,111
More than 90 days to one year		163,714
More than one to three years		85,702
More than three to five years		4,675
More than five years		10,480
Total		281,682
Nominal Value		$ 277,251